WARRANTS TO PURCHASE PREFERRED SHARES - 1 (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	May 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Jan. 15, 2025	Aug. 06, 2024
Warrants to Purchase Preferred Shares (Details) [Line Items]
Warrants issued	161			246,914
Warrants exercise price (in Dollars per share)	$ 3,343.8
Outstanding warrants					62
Issuance expenses (in Dollars)	$ 3
Revaluation expenses income (in Dollars)		$ 134	$ 86